Form N-1A Cover	Sep. 25, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ULTIMUS MANAGERS TRUST
Document Effective Date	Sep. 28, 2026
Entity Central Index Key	0001545440
Document Creation Date	Sep. 25, 2026
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Sep. 28, 2026